Fair Value Measurements - Schedule of Fair Value Hierarchy of Convertible Notes (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021
Other Unsecured Convertible Notes [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1		1
Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	$ 27,996
Convertible notes payable, fair value	951,727
Estimate of Fair Value Measurement | Convertible Notes Issued On April192021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	192,223	$ 101,078
Estimate of Fair Value Measurement | Convertible Notes Issued On April212021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	10,796	5,674
Estimate of Fair Value Measurement | Convertible Notes Issued On April232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	97,128	51,062
Estimate of Fair Value Measurement | Convertible Notes Issued On April262021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	163,959	86,165
Estimate of Fair Value Measurement | Convertible Notes Issued On August202021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	76,264	50,941
Estimate of Fair Value Measurement | Convertible Notes Issued On September102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	24,200	16,472
Estimate of Fair Value Measurement | Convertible Notes Issued On September232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	113,994	77,559
Estimate of Fair Value Measurement | Convertible Notes Issued On September242021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	89,943	61,179
Estimate of Fair Value Measurement | Convertible Notes Issued On September272021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	2,957	2,012
Estimate of Fair Value Measurement | Convertible Notes Issued On October12021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	129,718	87,150
Estimate of Fair Value Measurement | Convertible Notes Issued On November102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	14,698	9,819
Estimate of Fair Value Measurement | Convertible Notes Mature In April 2025 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	923,731	557,007
Accrued PIK interest	7,851	7,896
Estimate of Fair Value Measurement | Quoted Prices in Active Markets (Level 1)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	16,215
Convertible notes payable, fair value	16,215
Estimate of Fair Value Measurement | Significant Other Observable Inputs (Level 2)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	11,781
Convertible notes payable, fair value	11,781
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	923,731
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On April192021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	192,223	101,078
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On April212021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	10,796	5,674
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On April232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	97,128	51,062
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On April262021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	163,959	86,165
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On August202021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	76,264	50,941
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On September102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	24,200	16,472
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On September232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	113,994	77,559
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On September242021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	89,943	61,179
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On September272021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	2,957	2,012
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On October12021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	129,718	87,150
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Issued On November102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	14,698	9,819
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3 [Member] | Convertible Notes Mature In April 2025 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	923,731	557,007
Accrued PIK interest	7,851	7,896
Principal
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	529,993
Principal | Convertible Notes Issued On April192021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	92,813	91,430
Principal | Convertible Notes Issued On April212021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	5,214	5,137
Principal | Convertible Notes Issued On April232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	46,928	46,229
Principal | Convertible Notes Issued On April262021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	79,256	78,075
Principal | Convertible Notes Issued On August202021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	51,362	50,597
Principal | Convertible Notes Issued On September102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	16,354	16,110
Principal | Convertible Notes Issued On September232021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	77,202	76,051
Principal | Convertible Notes Issued On September242021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	60,923	60,016
Principal | Convertible Notes Issued On September272021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	2,004	1,974
Principal | Convertible Notes Issued On October12021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	87,966	86,655
Principal | Convertible Notes Issued On November102021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	9,971	9,823
Principal | Convertible Notes Mature In April 2025 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible notes payable, fair value	529,993	$ 522,097
Public Warrants [Member] | Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	16,215
Public Warrants [Member] | Estimate of Fair Value Measurement | Quoted Prices in Active Markets (Level 1)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	16,215
Private Placement Warrants [Member] | Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	11,781
Private Placement Warrants [Member] | Estimate of Fair Value Measurement | Significant Other Observable Inputs (Level 2)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative liabilities	$ 11,781